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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-22014

                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Diversified High Income Trust – January 31, 2012 N-Q

 Principal

 Amount

 USD $

 S&P / Moody's

 Ratings

 Value

 ASSET-BACKED SECURITIES — 1.3% OF NET ASSETS

 246,741

 (a)

 AA+/Baa2

 ACE Securities Corp., 1.176%, 12/25/34

 $

 173,432

 1,024,450

 (a)

 B-/Caa1

 Aircraft Finance Trust, 0.765%, 5/15/24 (144A)

 501,980

 15,176

 (a)

 B-/Ba3

 Aircraft Finance Trust, 0.785%, 5/15/24 (144A)

 13,962

 450,000

 (a)

 BB/A2

 Bear Stearns Asset-Backed Securities Trust, 1.326%, 10/25/34

 304,180

 699,000

 (a)

 CC/Caa2

 Carrington Mortgage Loan Trust, 0.476%, 2/25/37

 392,033

 119,887

 BB/Ba2

 Continental Airlines, Inc., Series 981B, 6.748%, 9/15/18

 113,893

 464,491

 (a)

 CC/NR

 Countrywide Asset-Backed Certificates, 0.726%, 3/25/47 (144A)

 184,531

 150,000

 BBB-/Baa1

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (144A)

 150,375

 145,958

 (a)

 B-/B3

 GSAMP Trust, 0.406%, 1/25/37

 129,156

 512,070

 (a)

 C/Ca

 Lehman XS Trust, 0.626%, 12/25/35

 137,700

 TOTAL ASSET-BACKED SECURITIES

 (Cost $2,436,538)

 $

 2,101,242

 COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8% OF NET ASSETS

 BANKS — 0.8%

 Thrifts & Mortgage Finance — 0.8%

 146,295

 (a)

 NR/NR

 Banc of America Funding Corp., 0.361%, 5/20/47

 $

 144,465

 214,130

 (a)

 C/C

 Countrywide Home Loans, 0.626%, 3/25/35

 42,113

 461,017

 (a)

 C/C

 Downey Savings and Loan Association Mortgage Loan Trust, 0.651%, 10/19/45

 137,726

 40,731

 (a)

 D/C

 Downey Savings and Loan Association Mortgage Loan Trust, 0.701%, 10/19/45

 611

 185,300

 (a)

 BB-/NR

 GSR Mortgage Loan Trust, Series 2004-3F, 5.718%, 2/25/34

 159,131

 963,540

 (a)

 AAA/Baa3

 Impac CMB Trust, 1.036%, 1/25/35

 690,823

 77

 (a)(b)

 D/B3

 Impac Secured Assets CMN Owner Trust, 0.366%, 11/25/36

 76

 112,763

 (a)

 CC/NR

 WaMu Mortgage Pass-Through Certificates, 5.327%, 12/25/36

 90,074

 $

 1,265,019

 Total Banks

 $

 1,265,019

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $1,668,480)

 $

 1,265,019

 COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4% OF NET ASSETS

 BANKS — 0.3%

 Investment Banking & Brokerage — 0.2%

 250,000

 (a)

 BB+/A3

 Bear Stearns Commercial Mortgage Securities, 5.941%, 9/11/38

 $

 208,788

 Thrifts & Mortgage Finance — 0.1%

 193,420

 (a)

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., 0.645%, 11/15/18 (144A)

 $

 166,325

 Total Banks

 $

 375,113

 DIVERSIFIED FINANCIALS — 0.1%

 Other Diversified Financial Services — 0.1%

 200,000

 (a)

 BBB-/Baa2

 Morgan Stanley Capital I, 0.986%, 12/15/20 (144A)

 $

 176,557

 Total Diversified Financials

 $

 176,557

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost $557,606)

 $

 551,670

 CORPORATE BONDS & NOTES — 99.0% OF NET ASSETS

 ENERGY — 8.0%

 Coal & Consumable Fuels — 1.8%

 850,000

 BB/Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 $

 922,250

 1,200,000

 B/Caa1

 Foresight Energy Corp., 9.625%, 8/15/17 (144A)

 1,260,000

 400,000

 B+/B2

 James River Coal Co., 7.875%, 4/1/19

 274,000

 500,000

 B-/Caa1

 Xinergy Corp., 9.25%, 5/15/19 (144A)

 405,000

 $

 2,861,250

 Oil & Gas Drilling — 1.9%

 NOK

 1,000,000

 (a)

 NR/NR

 Aker Drilling ASA, 10.33%, 2/24/16

 $

 181,373

 NOK

 1,000,000

 NR/NR

 Aker Drilling ASA, 11.0%, 2/24/16

 181,373

 500,000

 NR/NR

 Deep Drilling 1 Pte, Ltd., 12.0%, 12/21/15

 478,750

 1,000,000

 CCC+/Caa2

 Ocean Rig UDW, Inc., 9.5%, 4/27/16

 972,500

 670,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

 742,025

 500,000

 B/NR

 Pioneer Drilling Co., 9.875%, 3/15/18

 532,500

 $

 3,088,521

 Oil & Gas Equipment & Services — 1.7%

 1,358,000

 B+/B1

 American Petroleum Tankers LLC, 10.25%, 5/1/15

 $

 1,402,135

 730,000

 B-/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 662,475

 330,000

 B-/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

 315,150

 65,067

 (b)

 NR/NR

 Nexus 1 Pte., Ltd., 10.5%, 3/7/12 (144A)

 65

 NOK

 2,560,000

 (a)(b)

 NR/NR

 Sevan Marine ASA, 12.65%, 10/24/12 (144A)

 262,201

 $

 2,642,026

 Oil & Gas Exploration & Production — 2.0%

 505,000

 BB-/B2

 Berry Petroleum Co., 10.25%, 6/1/14

 $

 574,437

 444,000

 B/B2

 Linn Energy LLC, 11.75%, 5/15/17

 502,830

 800,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

 736,000

 NOK

 2,500,000

 NR/NR

 Norwegian Energy Co., AS, 12.9%, 11/20/14

 405,422

 280,000

 CCC+/Caa1

 Petrobakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 286,300

 240,000

 B-/B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 229,200

 472,000

 B+/Caa1

 Rosetta Resources, Inc., 9.5%, 4/15/18

 509,760

 $

 3,243,949

 Oil & Gas Refining & Marketing — 0.3%

 500,000

 BB-/B1

 Holly Energy Partners LP, 6.25%, 3/1/15

 $

 500,000

 Oil & Gas Storage & Transportation — 0.3%

 450,000

 (a)

 BB/Ba1

 Southern Union Co., 3.564%, 11/1/66

 $

 428,625

 Total Energy

 $

 12,764,371

 MATERIALS — 12.8%

 Aluminum — 0.8%

 1,386,670

 (a)(c)

 B/B2

 Noranda Aluminum Acquisition Corp., 4.659%, 5/15/15

 $

 1,265,565

 Building Products — 0.1%

 EURO

 200,000

 (a)(d)

 CCC+/NR

 C10 - EUR Capital SPV, Ltd., 6.277%

 $

 125,669

 Commodity Chemicals — 0.2%

 300,000

 NR/NR

 Monthell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $

 336,000

 Construction Materials — 0.4%

 865,000

 C/Caa3

 AGY Holding Corp., 11.0%, 11/15/14

 $

 354,650

 300,000

 (a)(d)

 CCC+/NR

 C8 Capital SPV, Ltd., 6.64% (144A)

 171,000

 100,000

 B-/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

 87,000

 $

 612,650

 Diversified Chemicals — 1.1%

 EURO

 1,275,000

 CC/Caa1

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

 $

 1,436,207

 275,000

 CC/Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

 248,875

 $

 1,685,082

 Diversified Metals & Mining — 1.1%

 650,000

 B-/B2

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 $

 565,500

 428,000

 BBB/Baa2

 Teck Resources, Ltd., 10.25%, 5/15/16

 491,772

 750,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 667,500

 $

 1,724,772

 Metal & Glass Containers — 1.5%

 503,330

 (c)

 B-/Caa1

 Ardagh Finance SA, 11.125%, 6/1/18 (144A)

 $

 429,089

 EURO

 250,000

 (c)

 B-/B3

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

 303,536

 EURO

 255,000

 (c)

 BB-/Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

 358,843

 175,000

 CCC+/B3

 BWAY Holdings Co., 10.0%, 6/15/18

 190,750

 1,113,298

 (c)

 CCC+/Caa1

 BWAY Parent Co., Inc., 10.125%, 11/1/15

 1,085,118

 $

 2,367,336

 Paper Packaging — 1.6%

 750,103

 (c)(e)

 NR/NR

 Corp Durango SAB de CV, 7.0%, 8/27/16

 $

 566,328

 700,000

 B-/Caa1

 Graham Packaging Co., Inc., 9.875%, 10/15/14

 714,000

 500,000

 NR/B3

 Pretium Packaging LLC, 11.5%, 4/1/16

 495,000

 750,000

 NR/NR

 U.S. Corrugated, Inc., 10.0%, 6/1/13

 768,750

 $

 2,544,078

 Paper Products — 1.6%

 459,000

 BB-/B1

 ABI Escrow Corp., 10.25%, 10/15/18 (144A)

 $

 517,522

 500,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 505,000

 200,000

 CCC+/B3

 Appleton Papers, Inc., 11.25%, 12/15/15

 180,000

 260,000

 BB/Ba3

 Clearwater Paper Corp., 10.625%, 6/15/16

 291,200

 580,000

 CCC+/Caa1

 Exopack Holdings Corp., 10.0%, 6/1/18

 609,000

 186,000

 B+/Ba3

 Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)

 159,960

 344,000

 B+/B3

 Mercer International, Inc., 9.5%, 12/1/17

 356,900

 $

 2,619,582

 Precious Metals & Minerals — 0.3%

 500,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

 $

 547,500

 Steel — 4.1%

 1,245,000

 CCC+/Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 1,070,700

 750,000

 B+/B3

 AM Castle & Co., 12.75%, 12/15/16 (144A)

 778,125

 250,000

 BB/B2

 APERAM, 7.375%, 4/1/16 (144A)

 218,750

 350,000

 B/B3

 Atkore International, Inc., 9.875%, 1/1/18

 346,500

 450,000

 B+/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

 447,750

 250,000

 B+/B1

 Evraz Group SA, 8.875%, 4/24/13 (144A)

 261,563

 250,000

 B+/B1

 Evraz Group SA, 9.5%, 4/24/18 (144A)

 267,187

 900,000

 NR/B2

 Metinvest BV, 8.75%, 2/14/18 (144A)

 783,000

 600,000

 NR/B2

 Metinvest BV, 10.25%, 5/20/15 (144A)

 582,000

 850,000

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

 871,250

 920,000

 CCC+/Caa1

 Ryerson, Inc., 12.0%, 11/1/15

 929,200

 EURO

 50,000

 CC/Caa2

 Zlomrex International Finance SA, 8.5%, 2/1/14 (144A)

 48,762

 $

 6,604,787

 Total Materials

 $

 20,433,021

 CAPITAL GOODS — 6.3%

 Aerospace & Defense — 1.1%

 600,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 618,000

 1,170,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17 (144A)

 1,032,525

 90,000

 BB-/Ba3

 GeoEye, Inc., 9.625%, 10/1/15

 99,900

 $

 1,750,425

 Building Products — 0.2%

 365,000

 BB-/B2

 USG Corp., 9.75%, 8/1/14 (144A)

 $

 388,725

 Construction & Engineering — 1.0%

 900,000

 B+/B1

 Empresas ICA S.A.B. de C.V., 8.9%, 2/4/21 (144A)

 $

 875,250

 850,000

 B-/Caa2

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18 (144A)

 726,750

 $

 1,602,000

 Construction & Farm Machinery & Heavy Trucks — 0.9%

 720,000

 B+/Caa1

 American Railcar Industries, Inc., 7.5%, 3/1/14

 $

 727,200

 750,000

 BB/Ba3

 Lonking Holdings, Ltd., 8.5%, 6/3/16 (144A)

 682,998

 $

 1,410,198

 Electrical Components & Equipment — 0.5%

 750,000

 B/B2

 WireCo WorldGroup, 10.0%, 5/15/17 (144A)

 $

 755,625

 Industrial Conglomerates — 0.1%

 90,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

 $

 76,500

 EURO

 100,000

 BB-/Ba3

 Mark IV USA/EURO LUX, 8.875%, 12/15/17 (144A)

 132,869

 $

 209,369

 Industrial Machinery — 1.1%

 500,000

 (b)

 NR/NR

 Indalex Holding Corp., 11.5%, 2/1/14

 $

 1,875

 335,000

 B/Caa1

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 313,225

 875,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 835,625

 665,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 625,100

 $

 1,775,825

 Trading Companies & Distributors — 1.4%

 150,000

 B/B2

 Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18

 $

 163,875

 1,090,000

 B-/B3

 Intcomex, Inc., 13.25%, 12/15/14

 1,027,325

 1,000,000

 B/B1

 Wesco Distribution, Inc., 7.5%, 10/15/17

 1,020,000

 $

 2,211,200

 Total Capital Goods

 $

 10,103,367

 COMMERCIAL  & PROFESSIONAL SERVICES — 0.9%

 Diversified Support Services — 0.2%

 400

 (f)

 NR/Caa2

 MSX International, Ltd., UK, 12.5%, 4/1/12 (144A)

 $

 339,000

 Environmental & Facilities Services — 0.2%

 700,000

 (b)

 NR/NR

 Aleris International, Inc., 10.0%, 12/15/16

 $

 7

 210,000

 BB/B2

 Casella Waste Systems, Inc., 11.0%, 7/15/14

 228,900

 EURO

 107,128

 CCC+/Caa2

 New Reclamation Group Pty., Ltd., 8.125%, 2/1/13 (144A)

 110,786

 $

 339,693

 Security & Alarm Services — 0.5%

 750,000

 CCC+/Caa1

 WP Rocket Merger Sub, Inc., 10.125%, 7/15/19 (144A)

 $

 708,750

 Total Commercial  & Professional Services

 $

 1,387,443

 TRANSPORTATION — 3.2%

 Air Freight & Logistics — 0.8%

 1,329,000

 CCC+/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 1,332,322

 Airlines — 1.3%

 250,000

 BB+/Ba3

 Delta Air Lines, Inc., 6.375%, 7/2/17

 $

 229,375

 269,000

 BB-/Ba2

 Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)

 286,485

 1,000,000

 B+/NR

 Gol Finance Co., 9.25%, 7/20/20 (144A)

 950,000

 500,000

 B/NR

 Tam Capital 3, Inc., 8.375%, 6/3/21 (144A)

 517,500

 $

 1,983,360

 Airport Services — 0.3%

 436,500

 B/B2

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 462,690

 Marine — 0.2%

 375,000

 B+/B3

 Navios South American Logisitc, 9.25%, 4/15/19 (144A)

 $

 307,500

 Railroads — 0.1%

 263,281

 (c)

 CC/Caa3

 Florida East Coast Holdings, 10.5%, 8/1/17 (144A)

 $

 194,828

 Trucking — 0.5%

 425,000

 B/Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

 $

 462,188

 300,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 284,250

 $

 746,438

 Total Transportation

 $

 5,027,138

 AUTOMOBILES & COMPONENTS — 2.0%

 Auto Parts & Equipment — 1.9%

 868,000

 B-/Caa1

 Allison Transmission, Inc., 11.0%, 11/1/15 (144A)

 $

 916,825

 350,000

 B/Caa1

 International Automotive Components Group S.L., 9.125%, 6/1/18 (144A)

 315,000

 160,000

 CC/Caa1

 Stanadyne Corp., 10.0%, 8/15/14

 144,000

 500,000

 CCC-/Caa3

 Stanadyne Corp., 12.0%, 2/15/15

 468,750

 1,174,000

 B+/B1

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

 1,244,440

 $

 3,089,015

 Tires & Rubber — 0.1%

 153,000

 B+/B1

 Goodyear Tire & Rubber Co., 10.5%, 5/15/16

 $

 167,535

 Total Automobiles & Components

 $

 3,256,550

 CONSUMER DURABLES & APPAREL — 3.2%

 Homebuilding — 1.4%

 530,000

 CC/Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 422,675

 630,000

 B+/Ba3

 Desarrolladora Homex SA de CV, 9.5%, 12/11/19 (144A)

 628,425

 695,000

 B+/B1

 Meritage Homes Corp., 6.25%, 3/15/15

 695,000

 500,000

 NR/Ba3

 Urbi Desarrollos Urbanos Co., 9.75%, 2/3/22 (144A)

 501,250

 $

 2,247,350

 Housewares & Specialties — 1.2%

 500,000

 B-/Caa1

 Reynolds Group Holdings, Ltd, 9.0%, 4/15/19 (144A)

 $

 497,500

 1,000,000

 CCC+/B3

 Yankee Acquisition Corp., 9.75%, 2/15/17

 1,002,500

 350,000

 (c)

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (144A)

 333,375

 $

 1,833,375

 Leisure Products — 0.6%

 EURO

 275,000

 CC/Caa1

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $

 244,792

 1,000,000

 B/B2

 Icon Health & Fitness, 11.875%, 10/15/16 (144A)

 787,500

 $

 1,032,292

 Total Consumer Durables & Apparel

 $

 5,113,017

 CONSUMER SERVICES — 3.8%

 Casinos & Gaming — 2.0%

 500,000

 (b)

 NR/NR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)

 $

 172,500

 EURO

 1,155,000

 B/B2

 Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)

 1,504,393

 395,000

 B+/B2

 FireKeepers Development Authority, 13.875%, 5/1/15 (144A)

 444,869

 1,615,000

 (b)

 NR/NR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)

 68,637

 EURO

 500,000

 B-/B3

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

 546,528

 450,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

 490,500

 $

 3,227,427

 Hotels, Resorts & Cruise Lines — 0.3%

 400,000

 B-/B3

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19 (144A)

 $

 409,000

 Restaurants — 0.8%

 1,235,000

 (e)

 CCC+/Caa1

 Burger King Capital Holdings LLC, 4/15/19 (144A)

 $

 849,062

 400,000

 B-/B3

 Burger King Corp., 9.875%, 10/15/18

 440,000

 $

 1,289,062

 Specialized Consumer Services — 0.7%

 685,000

 BB-/Ba3

 Service Corp. International, 7.0%, 5/15/19

 $

 739,800

 500,000

 CCC+/B3

 StoneMor Operating LLC, 10.25%, 12/1/17

 460,000

 $

 1,199,800

 Total Consumer Services

 $

 6,125,289

 MEDIA — 4.7%

 Advertising — 1.6%

 1,100,000

 NR/B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $

 1,133,000

 716,000

 B+/B2

 MDC Partners, Inc., 11.0%, 11/1/16

 772,385

 800,000

 B-/Caa2

 Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18

 584,000

 $

 2,489,385

 Broadcasting — 1.5%

 182,676

 B/B2

 CCH II LLC/CCH II Capital Corp., 13.5%, 11/30/16

 $

 210,534

 989,556

 (c)

 CCC+/Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 994,504

 200,000

 B/B1

 Nara Cable Funding, 8.875%, 12/1/18 (144A)

 190,000

 EURO

 200,000

 B/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 241,520

 430,000

 B-/Caa1

 Telesat Canada, 12.5%, 11/1/17

 483,750

 EURO

 200,000

 B+/B1

 TVN Finance Corp II AB, 10.75%, 11/15/17 (144A)

 272,282

 $

 2,392,590

 Movies & Entertainment — 1.2%

 1,710,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%, 12/1/20 (144A)

 $

 1,688,625

 200,000

 B-/B3

 Production Resource Group, Inc., 8.875%, 5/1/19 (144A)

 180,000

 $

 1,868,625

 Publishing — 0.4%

 600,000

 CCC+/Caa2

 Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (144A)

 $

 436,500

 245,000

 B-/Caa1

 Interactive Data Corp., 10.25%, 8/1/18

 271,337

 $

 707,837

 Total Media

 $

 7,458,437

 RETAILING — 1.3%

 Distributors — 0.9%

 1,438,000

 B/B2

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

 $

 1,333,745

 Internet Retail — 0.4%

 640,000

 B/B3

 Ticketmaster Entertainment, Inc., 10.75%, 8/1/16

 $

 687,200

 Total Retailing

 $

 2,020,945

 FOOD, BEVERAGE & TOBACCO — 4.2%

 Agricultural Products — 0.8%

 1,127,000

 B+/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

 $

 1,196,029

 Packaged Foods & Meats — 2.2%

 650,000

 NR/B1

 Bertin, Ltd., 10.25%, 10/5/16 (144A)

 $

 663,000

 491,000

 NR/B2

 Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

 509,413

 750,000

 B-/B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

 706,875

 224,421

 (b)(c)

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A)

 224

 475,000

 B+/B1

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 404,938

 700,000

 B+/B1

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

 686,000

 300,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 285,750

 275,000

 (e)

 NR/B1

 SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 2/23/17 (144A)

 263,438

 $

 3,519,638

 Tobacco — 1.2%

 2,015,000

 B/B2

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 1,959,587

 Total Food, Beverage & Tobacco

 $

 6,675,254

 HOUSEHOLD & PERSONAL PRODUCTS — 0.2%

 Personal Products — 0.2%

 300,000

 B/B2

 Revlon Consumer Products Corp, 9.75%, 11/15/15

 $

 321,000

 Total Household & Personal Products

 $

 321,000

 HEALTH CARE EQUIPMENT & SERVICES — 4.6%

 Health Care Equipment & Services — 1.0%

 750,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 618,750

 875,000

 NR/B2

 Charger Mercer, Inc., 9.875%, 1/15/19 (144A)

 910,000

 $

 1,528,750

 Health Care Facilities — 0.3%

 600,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 $

 550,500

 26,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 2/1/16

 16,965

 $

 567,465

 Health Care Services — 1.7%

 378,000

 B-/Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $

 389,340

 476,000

 CC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 407,575

 796,459

 (c)

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)

 797,455

 1,170,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 1,127,587

 $

 2,721,957

 Health Care Supplies — 1.4%

 750,000

 B/Caa1

 Bausch & Lomb, Inc., 9.875%, 11/1/15

 $

 785,625

 815,000

 (c)

 B-/B3

 Biomet, Inc., 10.375%, 10/15/17

 884,275

 500,000

 B-/Caa1

 Immucor, Inc., 11.125%, 8/15/19

 542,500

 $

 2,212,400

 Health Care Technology — 0.2%

 275,000

 NR/Caa1

 Emdeon, Inc., 11.0%, 12/31/19 (144A)

 $

 297,000

 Total Health Care Equipment & Services

 $

 7,327,572

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES — 1.3%

 Biotechnology — 0.7%

 300,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 292,875

 1,043,000

 B+/Caa1

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 837,007

 $

 1,129,882

 Life Sciences Tools & Services — 0.1%

 131,406

 (c)

 B/Caa1

 Catalent Pharma Solutions, Inc., 9.5%, 4/15/15

 $

 135,677

 Pharmaceuticals — 0.5%

 1,215,000

 NR/NR

 KV Pharmaceutical Co., 12.0%, 3/15/15 (144A)

 $

 859,613

 Total Pharmaceuticals & Biotechnology & Life Sciences

 $

 2,125,172

 BANKS — 1.6%

 Diversified Banks — 1.2%

 400,000

 (a)(d)

 BB+/Ba3

 ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% (144A)

 $

 300,000

 500,000

 (a)

 NR/B2

 Banco Macro SA, 9.75%, 12/18/36

 400,000

 700,000

 (a)

 NR/Ba2

 Banco Macro SA, 10.75%, 6/7/12

 476,000

 525,000

 B/B2

 BCO de Galicia Y Buenos Aires SA de CV, 8.75%, 5/4/18 (144A)

 501,900

 BRL

 350,000

 AAA/NR

 International Finance Corp., 9.25%, 3/15/13

 202,654

 $

 1,880,554

 Regional Banks — 0.4%

 600,000

 (a)(d)

 BBB/Baa3

 PNC Financial Services Group, Inc., 8.25%

 $

 619,505

 Total Banks

 $

 2,500,059

 DIVERSIFIED FINANCIALS — 2.4%

 Asset Management & Custody Banks — 0.4%

 590,000

 (a)

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $

 630,622

 Consumer Finance — 0.4%

 610,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 $

 598,020

 Investment Banking & Brokerage — 0.2%

 450,000

 (a)(d)

 BB+/Baa2

 Goldman Sachs Capital II, 5.793%

 $

 307,125

 Multi-Sector Holdings — 0.3%

 600,000

 B/B2

 Constellation Enterprises, 10.625%, 2/1/16 (144A)

 $

 573,000

 Specialized Finance — 1.1%

 425,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 $

 465,375

 755,000

 (a)

 CCC-/Caa2

 NCO Group, Inc., 5.332%, 11/15/13

 722,912

 510,000

 CCC-/Caa3

 NCO Group, Inc., 11.875%, 11/15/14

 502,350

 $

 1,690,637

 Total Diversified Financials

 $

 3,799,404

 INSURANCE — 30.4%

 Insurance Brokers — 2.3%

 250,000

 CC/Caa1

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

 $

 260,937

 1,175,000

 CCC+/Caa1

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

 1,188,219

 GBP

 475,000

 NR/B3

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 618,399

 827,000

 (a)

 CC/B3

 U.S.I. Holdings Corp., 4.332%, 11/15/14 (144A)

 760,840

 804,000

 CC/Caa1

 U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)

 787,920

 $

 3,616,315

 Multi-Line Insurance — 1.1%

 1,000,000

 (a)

 BB/Baa3

 Liberty Mutual Group, Inc., 7.0%, 3/7/67 (144A)

 $

 875,000

 670,000

 (a)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/88 (144A)

 854,250

 65,000

 BB/NR

 Sul America Participacoes SA, 8.625%, 2/15/12 (144A)

 65,000

 $

 1,794,250

 Property & Casualty Insurance — 0.0%(g)

 80,000

 (a)(d)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506% (144A)

 $

 74,573

 Reinsurance — 27.0%

 1,000,000

 (a)

 BB+/NR

 Akibare, Ltd., 3.438%, 5/22/12 (144A)

 $

 1,001,300

 500,000

 (a)

 BB+/NR

 Akibare, Ltd., 3.638%, 5/22/12 (144A)

 500,950

 EURO

 500,000

 (a)

 B/NR

 ATLAS VI Capital, Ltd., 10.856%, 4/6/13 (144A)

 659,630

 EURO

 500,000

 (a)

 B-/NR

 ATLAS VI Capital, Ltd., 11.616%, 4/7/14 (144A)

 662,183

 2,000,000

 (a)

 BB+/NR

 Blue Fin, Ltd., 4.983%, 4/10/12 (144A)

 1,998,400

 1,000,000

 (a)

 BB-/NR

 Blue Fin, Ltd., 14.067%, 4/16/12 (144A)

 1,017,000

 1,500,000

 (a)

 BB+/NR

 Caelus Re II, Ltd., 6.5%, 5/24/13 (144A)

 1,509,450

 500,000

 BB+/Baa3

 Capital One Capital V, 10.25%, 8/15/39

 523,125

 500,000

 (a)

 BB-/NR

 Compass Re, Ltd., 10.301%, 1/8/15 - Series CL2 (144A)

 496,100

 500,000

 (a)

 B+/NR

 Compass Re, Ltd., 11.301%, 1/8/15 - Series CL3 (144A)

 494,300

 1,000,000

 (a)

 BB+/NR

 Foundation Re III, Ltd., 5.051%, 2/25/15

 989,400

 1,000,000

 (a)

 BB/NR

 Foundation Re III, Ltd., 5.801%, 2/3/14 (144A)

 995,200

 750,000

 (a)

 NR/B1

 GlobeCat, Ltd., 6.581%, 1/2/13 (144A)

 750,000

 350,000

 (a)

 NR/B3

 GlobeCat, Ltd., 9.831%, 1/2/13 (144A)

 341,215

 500,000

 (a)

 BB-/NR

 Ibis Re, Ltd., 6.251%, 5/3/13 (144A)

 496,650

 1,000,000

 (a)

 B/NR

 Ibis Re, Ltd., 9.301%, 5/3/13 (144A)

 1,001,300

 400,000

 (a)

 BB/NR

 Ibis Re, Ltd., 10.796%, 5/10/12 (144A)

 408,000

 1,300,000

 (a)

 B-/NR

 Ibis Re II, Ltd., 13.551%, 2/5/15

 1,299,090

 1,000,000

 (a)

 NR/NR

 Kibou, Ltd., 5.326%, 2/16/15 (144A)

 1,000,000

 1,800,000

 (a)

 BB/NR

 Lodestone Re, Ltd., 7.301%, 1/8/14 (144A)

 1,778,040

 2,000,000

 (a)

 BB-/NR

 Lodestone Re, Ltd., 8.301%, 5/17/13 (144A)

 1,997,000

 1,000,000

 (a)

 BB-/NR

 LOMA Reinsurance, Ltd., 10.027%, 12/21/14 (144A)

 1,022,300

 500,000

 (a)(b)

 D/NR

 Mariah Re, Ltd., 6.306%, 1/8/14 (144A)

 —

 500,000

 (a)

 B/NR

 Montana Re, Ltd., 10.284%, 12/7/12 (144A)

 496,600

 1,000,000

 (a)

 CCC+/NR

 Montana Re, Ltd., 12.434%, 1/8/14 (144A)

 965,900

 750,000

 (a)

 CCC+/NR

 Montana Re, Ltd., 13.784%, 12/7/12 (144A)

 728,925

 2,000,000

 (a)

 NR/NR

 Montana Re, Ltd., 16.934%, 1/8/14 (144A)

 1,962,800

 250,000

 (a)

 BB-/NR

 MultiCat Mexico, Ltd., Series 2009-I Class A, 10.301%, 10/19/12 (144A)

 253,300

 250,000

 (a)

 B/NR

 MultiCat Mexico, Ltd., Series 2009-I Class B, 10.301%, 10/19/12 (144A)

 253,000

 250,000

 (a)

 B/NR

 MultiCat Mexico, Ltd., Series 2009-I Class C, 10.301%, 10/19/12 (144A)

 252,800

 250,000

 (a)

 B/NR

 MultiCat Mexico, Ltd., Series 2009-I Class D, 11.551%, 10/19/12 (144A)

 255,350

 500,000

 (a)

 BB/NR

 Mystic Re II, Ltd., 12.523%, 3/20/12 (144A)

 504,850

 1,200,000

 (a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.551%, 4/9/14 (144A)

 1,187,880

 1,000,000

 (a)

 B+/NR

 Queen Street III Capital, Ltd., 4.801%, 7/28/14 (144A)

 992,700

 2,000,000

 (a)

 BB-/NR

 Queen Street IV Capital, Ltd., 7.551%, 4/9/15 (144A)

 1,933,200

 250,000

 (a)

 NR/NR

 Residential Reinsurance 2010, Ltd., 7.301%, 6/6/13 (144A)

 248,475

 1,250,000

 (a)

 NR/NR

 Residential Reinsurance 2010, Ltd., 10.801%, 6/6/13 (144A)

 1,247,250

 1,250,000

 (a)

 B-/NR

 Residential Reinsurance 2010, Ltd., 12.051%, 12/6/16 (144A)

 1,229,875

 250,000

 (a)

 B-/NR

 Residential Reinsurance 2010, Ltd., 13.051%, 6/6/13 (144A)

 256,400

 500,000

 (a)

 B-/NR

 Successor X, Ltd., 9.801%, 4/4/13 (144A)

 501,000

 500,000

 (a)

 NR/B2

 Successor X, Ltd., 11.056%, 1/27/15

 498,950

 1,500,000

 (a)

 B-/NR

 Successor X, Ltd., 11.25%, 11/10/15

 1,469,700

 1,250,000

 (a)

 NR/NR

 Successor X, Ltd., 11.801%, 4/4/13 (144A)

 1,245,500

 2,000,000

 (a)

 B-/NR

 Successor X, Ltd., 14.992%, 1/7/14 (144A)

 2,003,400

 2,000,000

 (a)

 NR/NR

 Successor X, Ltd., 16.492%, 1/7/14 (144A)

 1,993,200

 1,000,000

 (a)

 NR/NR

 Successor X, Ltd., 16.551%, 1/27/15 (144A)

 1,000,200

 500,000

 (a)

 NR/NR

 Successor X, Ltd., 16.801%, 4/4/13 (144A)

 492,800

 $

 42,914,688

 Total Insurance

 $

 48,399,826

 REAL ESTATE — 0.4%

 Real Estate Operating Companies — 0.3%

 33,401

 (a)

 B/NR

 Alto Palermo SA, 11.0%, 6/11/12 (144A)

 $

 7,014

 410,000

 B/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 405,080

 $

 412,094

 Specialized Real Estate Investment Trusts — 0.1%

 200,000

 BB-/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 185,750

 Total Real Estate

 $

 597,844

 SOFTWARE & SERVICES — 1.2%

 Application Software — 0.4%

 689,000

 B/B3

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 599,430

 Data Processing & Outsourced Services — 0.3%

 404,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 373,700

 91,000

 B-/Caa1

 First Data Corp., 9.875%, 9/24/15

 89,180

 $

 462,880

 Systems Software — 0.5%

 827,442

 (c)(h)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $

 784,001

 Total Software & Services

 $

 1,846,311

 TECHNOLOGY HARDWARE & EQUIPMENT — 0.3%

 Computer Storage & Peripherals — 0.3%

 415,000

 BBB/Baa3

 Seagate Technology International, Inc., 10.0%, 5/1/14 (144A)

 $

 474,138

 Total Technology Hardware & Equipment

 $

 474,138

 TELECOMMUNICATION SERVICES — 3.8%

 Alternative Carriers — 1.1%

 750,000

 BB-/NR

 PAETEC Holding Corp., 8.875%, 6/30/17

 $

 818,438

 505,000

 B+/NR

 PAETEC Holding Corp., 9.5%, 7/15/15

 530,250

 350,000

 NR/NR

 PAETEC Holding Corp., 9.875%, 12/1/18

 391,125

 $

 1,739,813

 Integrated Telecommunication Services — 1.2%

 700,000

 B/NR

 Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)

 $

 455,000

 910,000

 CC/Caa1

 Broadview Networks Holdings, Inc., 11.375%, 9/1/12

 764,400

 388,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 373,450

 300,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 297,000

 $

 1,889,850

 Wireless Telecommunication Services — 1.5%

 300,000

 NR/Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)

 $

 315,750

 750,000

 B+/B2

 NII Capital Corp, 10.0%, 8/15/16

 853,125

 1,115,000

 BB/Ba3

 OJSC Vimpel Communications Via VIP Ireland, Ltd., 9.125%, 4/30/18 (144A)

 1,187,475

 $

 2,356,350

 Total Telecommunication Services

 $

 5,986,013

 UTILITIES — 2.4%

 Electric Utilities — 1.0%

 750,000

 B-/NR

 Cia de Transporte de Energia Electrica de Alta Tension S.A., 9.75%, 8/15/21 (144A)

 $

 630,000

 419,000

 NR/B2

 Empresa Distribuidora Y Comercializadora Note SA, 9.75%, 10/25/22 (144A)

 347,770

 225,000

 BB/Ba1

 PNM Resources, Inc., 9.25%, 5/15/15

 248,625

 240,000

 CC/B2

 Texas Competitive Electric Holdings LLC, 11.5%, 10/1/20 (144A)

 181,200

 510,000

 C/Caa3

 Texas Competitive Electric Holdings LLC, 15.0%, 4/1/21

 234,600

 $

 1,642,195

 Gas Utilities — 0.7%

 1,135,000

 B/B2

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 $

 1,078,250

 Independent Power Producers & Energy Traders — 0.7%

 500,000

 BB-/Ba3

 Intergen NV, 9.0%, 6/30/17 (144A)

 $

 530,000

 500,000

 NR/B2

 Star Energy Geothermal (Wayang Windu), Ltd., 11.5%, 2/12/15 (144A)

 548,760

 $

 1,078,760

 Total Utilities

 $

 3,799,205

 TOTAL CORPORATE BONDS & NOTES

 (Cost $162,430,237)

 $

 157,541,376

 CONVERTIBLE BONDS & NOTES — 3.3% OF NET ASSETS

 MATERIALS — 1.0%

 Diversified Chemicals — 1.0%

 1,900

 (f)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $

 1,549,640

 Total Materials

 $

 1,549,640

 TRANSPORTATION — 0.3%

 Marine — 0.3%

 539,999

 NR/NR

 Horizon Lines, Inc., Series A, 6.0%, 4/15/17

 $

 413,099

 150,000

 (i)

 NR/NR

 Horizon Lines, Inc., Series B, 6.0%, 4/15/17

 105,750

 Total Transportation

 $

 518,849

 MEDIA — 0.4%

 Movies & Entertainment — 0.4%

 659,000

 B-/NR

 Live Nation, Inc., 2.875%, 7/15/27

 $

 611,223

 Total Media

 $

 611,223

 HEALTH CARE EQUIPMENT & SERVICES — 1.0%

 Health Care Equipment & Services — 0.8%

 1,040,000

 (e)

 BB+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $

 1,233,700

 Health Care Facilities — 0.2%

 405,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

 $

 427,275

 Health Care Services — 0.0%(g)

 15,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 14,287

 Total Health Care Equipment & Services

 $

 1,675,262

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%

 Semiconductors — 0.3%

 150,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

 $

 126,000

 250,000

 NR/NR

 Renesola, Ltd., 4.125%, 3/15/18 (144A)

 156,875

 271,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

 176,150

 Total Semiconductors & Semiconductor Equipment

 $

 459,025

 TELECOMMUNICATION SERVICES — 0.2%

 Wireless Telecommunication Services — 0.2%

 250,000

 B-/NR

 NII Holdings, Inc., 3.125%, 6/15/12

 $

 251,250

 Total Telecommunication Services

 $

 251,250

 DIVERSIFIED FINANCIALS — 0.1%

 Asset Management & Custody Banks — 0.1%

 120,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16 (144A)

 $

 106,650

 Total Diversified Financials

 $

 106,650

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost $4,336,064)

 $

 5,171,899

 SOVEREIGN DEBT OBLIGATION — 0.7% OF NET ASSETS

 Brazil — 0.7%

 BRL

 1,750,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $

 1,122,244

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost $947,047)

 $

 1,122,244

 SENIOR FLOATING RATE LOAN INTERESTS                                                                                                                                                                                                                    — 32.9% OF NET ASSETS*

 ENERGY — 0.7%

 Coal & Consumable Fuels — 0.6%

 450,000

 BB-/B2

 Preferred Proppants, LLC, Term Loan B, 7.5%, 12/15/16

 $

 452,250

 450,000

 NR/NR

 PT Bumi Resources, Tbk, Term Loan, 11.295%, 8/7/13

 439,313

 $

 891,563

 Oil & Gas Equipment & Services — 0.1%

 244,741

 B-/B2

 Hudson Products Holdings, Inc., Term Loan, 8.5%, 8/24/15

 $

 210,477

 Total Energy

 $

 1,102,040

 MATERIALS — 2.7%

 Diversified Chemicals — 0.7%

 EURO

 77,612

 B/Ba3

 Ineos Holdings, Ltd., Facility Term Loan B-1, 7.5%, 12/16/13

 $

 106,782

 EURO

 85,313

 B/Ba3

 Ineos Holdings, Ltd., Facility Term Loan C-1, 8.0%, 12/16/14

 117,378

 170,807

 B/Ba3

 Ineos US Finance LLC, Senior Credit Facility Term Loan B-2, 7.5%, 12/16/13

 177,105

 188,690

 B/Ba3

 Ineos US Finance LLC, Senior Credit Facility Term Loan C-2, 8.0%, 12/16/14

 195,648

 195,956

 BB+/Ba1

 Solutia, Inc., Term Loan 1, 3.5%, 8/1/17

 196,544

 346,500

 B+/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

 343,122

 $

 1,136,579

 Forest Products — 0.9%

 1,500,000

 B+/Ba3

 Ainsworth Lumber Co., Ltd., Term Loan, 5.313%, 6/26/14

 $

 1,353,282

 Paper Packaging — 0.2%

 378,626

 BBB-/Ba2

 Graphic Packaging International, Inc., Incremental Term Loan, 3.142%, 5/16/14

 $

 379,898

 Paper Products — 0.3%

 462,675

 B/B1

 Exopack LLC/Cello Foil Products, Inc., Term Loan B, 6.5%, 5/31/17

 $

 459,783

 Precious Metals & Minerals — 0.1%

 209,250

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17

 $

 210,296

 Specialty Chemicals — 0.5%

 250,000

 BB+/Ba1

 Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16

 $

 252,500

 351,264

 BB/Ba2

 Huntsman International LLC, Extended Term Loan B, 2.904%, 4/19/17

 347,049

 200,000

 BB-/B1

 Taminco Global Chemical Corp., Dollar Term Loan, 0.0%, 2/1/19

 200,791

 $

 800,340

 Total Materials

 $

 4,340,178

 CAPITAL GOODS — 2.8%

 Aerospace & Defense — 1.9%

 900,076

 BB-/B2

 API Technologies Corp., Term Loan, 7.75%, 6/27/16

 $

 837,070

 605,843

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 5.56%, 7/31/14

 595,240

 239,726

 BB/B1

 Hunter Defense Technologies, Inc., Term Loan, 3.83%, 8/22/14

 218,391

 481,218

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term Loan B-2, 3.54%, 9/30/16

 482,622

 579,093

 B/B2

 Standard Aero, Ltd., Tranche B-2 Term Loan, 5.56%, 7/31/14

 568,959

 327,768

 BB/Ba2

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

 329,588

 $

 3,031,870

 Building Products — 0.7%

 1,047,188

 B+/B1

 Goodman Global, Inc., First Lien Initial Term Loan, 5.75%, 10/28/16

 $

 1,053,074

 Construction & Farm Machinery & Heavy Trucks — 0.2%

 415,000

 BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17

 $

 414,135

 Total Capital Goods

 $

 4,499,079

 COMMERCIAL  & PROFESSIONAL SERVICES — 1.6%

 Commercial Printing — 0.2%

 234,342

 BB-/Ba3

 Cenveo Corp., Facility Term Loan B, 6.25%, 12/21/16

 $

 234,635

 Environmental & Facilities Services — 1.3%

 806,850

 B+/B1

 Brickman Group Holdings, Inc., Tranche B Term Loan, 7.25%, 10/14/16

 $

 813,405

 1,074,001

 B-/B3

 Synagro Technologies, Inc., First Lien Term Loan, 2.3%, 4/2/14

 958,546

 297,750

 B+/B1

 Waste Industries USA, Inc., Term Loan B, 4.75%, 3/17/17

 297,750

 $

 2,069,701

 Security & Alarm Services — 0.1%

 214,824

 BB/B1

 Protection One, Inc., Term Loan, 6.0%, 6/4/16

 $

 215,898

 Total Commercial  & Professional Services

 $

 2,520,234

 TRANSPORTATION — 0.9%

 Air Freight & Logistics — 0.8%

 439,482

 B/B1

 Ceva Group Plc, Pre-Funded Tranche B LC Loan, 0.479%, 8/31/16

 $

 405,422

 919,588

 NR/B1

 Ceva Group Plc, U.S. Tranche B Term Loan, 5.551%, 8/31/16

 848,320

 $

 1,253,742

 Airlines — 0.1%

 272,938

 BB-/Ba2

 Delta Air Lines, Inc., 2009 Term Loan, 4.25%, 3/7/16

 $

 257,244

 Total Transportation

 $

 1,510,986

 AUTOMOBILES & COMPONENTS — 2.0%

 Auto Parts & Equipment — 0.5%

 139,459

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 2.235%, 12/29/14

 $

 133,620

 71,153

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 2.22%, 12/28/15

 68,173

 158,800

 B+/NR

 Metaldyne LLC, Term Loan, 5.25%, 5/18/17

 158,999

 224,751

 BB/Ba2

 Tomkins LLC, Term Loan B-1, 4.25%, 9/29/16

 224,932

 143,550

 B+/Ba2

 UCI International, Inc., Term Loan, 5.5%, 7/26/17

 144,088

 $

 729,812

 Automobile Manufacturers — 0.9%

 1,492,500

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 6.0%, 5/24/17

 $

 1,464,769

 Tires & Rubber — 0.6%

 1,000,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 1.78%, 6/9/14

 $

 978,125

 Total Automobiles & Components

 $

 3,172,706

 CONSUMER DURABLES & APPAREL — 0.4%

 Housewares & Specialties — 0.1%

 216,001

 BB/Ba3

 Reynolds Group Holdings, Inc., Tranche B Term Loan, 6.5%, 2/9/18

 $

 217,148

 Leisure Products — 0.3%

 423,846

 B+/Ba3

 SRAM LLC, First Lien Term Loan, 4.761%, 6/7/18

 $

 426,390

 Total Consumer Durables & Apparel

 $

 643,538

 CONSUMER SERVICES — 0.6%

 Restaurants — 0.3%

 555,000

 B/Ba3

 NPC International, Inc., Term Loan, 6.75%, 12/28/18

 $

 559,856

 Specialized Consumer Services — 0.3%

 438,665

 B+/B1

 Wash MultiFamily Laundry Services LLC, Term Loan, 7.0%, 8/28/15

 $

 436,746

 Total Consumer Services

 $

 996,602

 MEDIA — 3.0%

 Advertising — 0.6%

 982,517

 BB-/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16

 $

 892,862

 Broadcasting — 1.4%

 453,787

 B+/Caa2

 FoxCo Aquisition Sub LLC, Replacement Term Loan, 4.75%, 7/14/15

 $

 452,743

 837,037

 B+/Ba3

 Insight Midwest Holdings LLC, Term Loan B, 2.05%, 4/7/14

 834,809

 411,888

 BB-/Ba3

 TWCC Holding Corp., 2011 Term Loan, 4.25%, 2/11/17

 412,853

 590,050

 B+/B2

 Univision Communications, Inc., Extended First Lien Term Loan, 4.52%, 3/31/17

 556,491

 $

 2,256,896

 Cable & Satellite — 0.3%

 548,188

 (h)

 B-/B1

 WideOpenWest Finance LLC, Series A Term Loan, 6.796%, 6/30/14

 $

 540,422

 Movies & Entertainment — 0.5%

 179,346

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16

 $

 177,553

 616,133

 B/B3

 Lodgenet Interactive Corp., Closing Date Term Loan, 6.5%, 4/4/14

 565,815

 $

 743,368

 Publishing — 0.2%

 785,966

 CCC/B2

 R.H. Donnelley Inc., Term Loan, 9.0%, 10/24/14

 $

 296,157

 Total Media

 $

 4,729,705

 RETAILING — 1.3%

 Automotive Retail — 0.4%

 248,125

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16

 $

 248,894

 399,000

 NR/B1

 Stackpole Powertrain International ULC, Term Loan, 7.5%, 8/2/17

 404,985

 $

 653,879

 Specialty Stores — 0.9%

 511,380

 B+/Ba3

 Savers, Inc., Term Loan, 4.25%, 3/4/17

 $

 513,490

 895,500

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 864,158

 $

 1,377,648

 Total Retailing

 $

 2,031,527

 FOOD, BEVERAGE & TOBACCO — 0.5%

 Packaged Foods & Meats — 0.5%

 248,750

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 4.5%, 3/8/18

 $

 243,464

 500,000

 BB-/B2

 Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17

 496,875

 Total Food, Beverage & Tobacco

 $

 740,339

 HOUSEHOLD & PERSONAL PRODUCTS — 0.3%

 Personal Products — 0.3%

 215,357

 BB-/Ba3

 NBTY, Inc., Term Loan B-1, 4.25%, 10/1/17

 $

 215,537

 246,263

 BB-/Ba3

 Revlon Consumer Products Corp., Term Loan B, 4.75%, 11/19/17

 246,107

 Total Household & Personal Products

 $

 461,644

 HEALTH CARE EQUIPMENT & SERVICES — 5.5%

 Health Care Equipment — 0.2%

 245,000

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term Loan B-1, 7.0%, 5/4/18

 $

 249,704

 Health Care Facilities — 1.1%

 360,338

 B/B1

 Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/15

 $

 361,690

 49,303

 BB/Ba3

 Community Health Systems, Inc., Non-Extended Delayed Draw Term Loan, 2.52%, 7/25/14

 48,769

 960,169

 BB/Ba3

 Community Health Systems, Inc., Non-Extended Term Loan, 2.755%, 7/25/14

 949,767

 198,040

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3.829%, 3/31/17

 193,970

 82,579

 BB/Ba3

 HCA, Inc., Tranche B-3 Term Loan, 3.52%, 5/1/18

 80,865

 180,556

 B+/Ba1

 Sun Healthcare Group, Inc., Term Loan, 8.75%, 10/18/16

 160,243

 $

 1,795,304

 Health Care Services — 3.1%

 448,958

 NR/NR

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $

 413,042

 218,902

 B+/B1

 Aveta Inc., NAMM Term Loan, 8.5%, 4/14/15

 218,081

 1,320,637

 BB-/Ba3

 Catalent Pharma, Inc., Dollar Term Loan, 2.52%, 4/10/14

 1,302,478

 373,900

 B/B1

 Gentiva Health Services, Inc., Term Loan B-1, 4.75%, 8/17/16

 345,390

 634,922

 BB-/Ba3

 Inventiv Health, Inc., Consolidated Term Loan, 6.5%, 8/4/16

 615,477

 406,925

 B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 7.0%, 2/9/17

 395,226

 253,535

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/2/17

 240,858

 25,510

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 6.25%, 1/31/17

 24,362

 209,980

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 6.25%, 1/31/17

 200,531

 327,083

 NR/B1

 Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4/28/15

 315,636

 348,250

 B/Ba3

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

 338,673

 497,500

 NR/NR

 Virtual Radiologic Corp., Term Loan B, 7.75%, 12/22/16

 472,625

 $

 4,882,379

 Health Care Supplies — 0.7%

 488,775

 BB-/Ba3

 Alere, Inc., Term Loan B, 4.5%, 6/30/17

 $

 484,498

 111,404

 BB-/B1

 Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.52%, 4/24/15

 111,177

 456,511

 BB-/B1

 Bausch & Lomb, Inc., Parent Term Loan, 3.762%, 4/24/15

 455,580

 $

 1,051,255

 Health Care Technology — 0.3%

 245,628

 BB-/Ba3

 IMS Health, Inc., Tranche B Dollar Term Loan, 4.5%, 8/26/17

 $

 246,628

 380,000

 B/B2

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

 317,300

 $

 563,928

 Managed Health Care — 0.1%

 218,902

 NR/B1

 Aveta Inc., MMM Term Loan, 8.5%, 4/14/15

 $

 218,081

 Total Health Care Equipment & Services

 $

 8,760,651

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES — 1.4%

 Biotechnology — 1.4%

 690,000

 B/Caa1

 Alkermes, Inc., Second Lien Term Loan, 9.5%, 9/16/18

 $

 715,875

 495,000

 BB/B1

 Aptalis Pharma, Inc., Term Loan, 5.5%, 2/10/17

 489,431

 216,649

 BBB-/Ba3

 Warner Chilcott Co. LLC, Term Loan B-2, 4.25%, 3/15/18

 216,958

 433,297

 BBB-/Ba3

 Warner Chilcott Corp., Term Loan B-1, 4.25%, 3/15/18

 433,916

 297,892

 BBB-/Ba3

 WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18

 298,318

 Total Pharmaceuticals & Biotechnology & Life Sciences

 $

 2,154,498

 DIVERSIFIED FINANCIALS — 1.0%

 Other Diversified Financial Services — 0.4%

 147,789

 B-/B2

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

 $

 143,910

 352,211

 B-/B2

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

 342,965

 72,253

 NR/NR

 Long Haul Holdings Ltd., Facility Term Loan A, 0.0%, 1/14/13

 72,253

 57,668

 B/B2

 PT Bakrie & Brothers TBK, Facility Term Loan B, 0.0%, 1/14/13

 57,668

 $

 616,796

 Specialized Finance — 0.6%

 213,979

 BB+/Ba1

 MSCI, Inc., Term Loan B-1, 3.75%, 3/14/17

 $

 214,424

 756,672

 CCC+/B2

 NCO Group, Inc., Advance Term Loan B, 8.0%, 5/15/13

 754,312

 $

 968,736

 Total Diversified Financials

 $

 1,585,532

 INSURANCE — 3.6%

 Insurance Brokers — 2.5%

 1,397,955

 B-/B2

 Alliant Holdings I, Inc., Term Loan, 3.579%, 8/21/14

 $

 1,389,218

 126,229

 B/B2

 HUB International, Ltd., Delayed Draw Term Loan, 3.079%, 6/13/14

 123,336

 561,536

 B/B2

 HUB International, Ltd., Initial Term Loan, 3.079%, 6/13/14

 548,668

 97,750

 B-/B2

 U.S.I. Holdings Corp., New Term Loan Series C, 7.0%, 5/5/14

 98,434

 1,910,000

 B-/B2

 U.S.I. Holdings Corp., Tranche B Term Loan, 2.77%, 5/5/14

 1,863,524

 $

 4,023,180

 Multi-Line Insurance — 1.1%

 783,179

 B/B2

 AmWINS Group, Inc., Initial Term Loan, 4.83%, 6/8/13

 $

 768,494

 1,000,000

 CCC+/B3

 AmWINS Group, Inc., Second Lien Initial Term Loan, 6.07%, 6/9/14

 955,000

 $

 1,723,494

 Total Insurance

 $

 5,746,674

 REAL ESTATE — 0.1%

 Real Estate Development — 0.1%

 218,352

 B-/B1

 Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 8.25%, 4/8/16

 $

 193,242

 Total Real Estate

 $

 193,242

 SOFTWARE & SERVICES — 2.4%

 Application Software — 1.2%

 480,552

 BB-/Ba2

 Allen Systems Group, Inc., Term Loan B, 6.5%, 11/21/15

 $

 481,753

 959,561

 BB+/Baa3

 Nuance Communications, Inc., Term Loan C, 3.27%, 3/31/16

 961,960

 500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

 485,209

 $

 1,928,922

 Data Processing & Outsourced Services — 0.3%

 521,063

 BB-/Ba3

 Vantiv LLC, First Lien Term Loan B-1, 4.5%, 11/3/16

 $

 522,365

 IT Consulting & Other Services — 0.9%

 1,347,567

 BB/Ba3

 SunGard Data Systems, Inc., Tranche A U.S. Term Loan, 2.041%, 2/28/14

 $

 1,334,091

 Total Software & Services

 $

 3,785,378

 TECHNOLOGY HARDWARE & EQUIPMENT — 0.6%

 Communications Equipment — 0.3%

 248,125

 BB/Ba3

 CommScope, Inc., Term Loan, 5.0%, 1/14/18

 $

 248,745

 248,125

 BB-/Ba3

 Towerco Finance LLC, Term Loan, 5.25%, 2/2/17

 249,676

 $

 498,421

 Electronic Equipment & Instruments — 0.3%

 509,850

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

 $

 487,757

 Total Technology Hardware & Equipment

 $

 986,178

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%

 Semiconductor Equipment — 0.9%

 696,500

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4.25%, 5/9/18

 $

 678,217

 765,247

 B/Ba3

 Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.545%, 12/1/16

 750,693

 Total Semiconductors & Semiconductor Equipment

 $

 1,428,910

 TELECOMMUNICATION SERVICES — 0.3%

 Integrated Telecommunication Services — 0.3%

 424,950

 B+/B1

 Telesat Canada, U.S. Term Loan I, 3.27%, 10/31/14

 $

 424,570

 36,504

 B+/B1

 Telesat Canada, U.S. Term Loan II, 3.27%, 10/31/14

 36,472

 Total Telecommunication Services

 $

 461,042

 UTILITIES — 0.3%

 Electric Utilities — 0.2%

 629,720

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.795%, 10/10/17

 $

 391,017

 Independent Power Producers & Energy Traders — 0.1%

 184,378

 B/Ba3

 Mach Gen LLC, First Lien Synthetic LC Loan, 0.329%, 2/22/13

 $

 171,702

 Total Utilities

 $

 562,719

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $53,628,241)

 $

 52,413,402

 Shares

 Value

 COMMON STOCKS                                                                                                                                                                                                                                                  — 0.5% OF NET ASSETS

 ENERGY — 0.1%

 Oil & Gas Drilling — 0.0%(g)

 1,109

 (j)

 Rowan Companies, Inc.

 $

 37,717

 Oil & Gas Equipment & Services — 0.1%

 37,571

 (j)

 Sevan Marine ASA

 $

 86,583

 Total Energy

 $

 124,300

 MATERIALS — 0.2%

 Commodity Chemicals — 0.1%

 2,459

 (j)

 Georgia Gulf Corp.

 $

 86,188

 551

 Lyondell Basell Industries NV, Class A

 23,748

 $

 109,936

 Diversified Metals & Mining — 0.1%

 371,096

 (h)(i)(j)

 Blaze Recycling and Metals LLC Class A Units

 $

 244,923

 Forest Products — 0.0%(g)

 13,963

 (j)

 Ainsworth Lumber Co., Ltd.

 $

 18,657

 Total Materials

 $

 373,516

 TRANSPORTATION — 0.0%(g)

 Marine — 0.0%(g)

 14,207

 Horizon Lines, Inc., Class A

 $

 36,228

 Total Transportation

 $

 36,228

 AUTOMOBILES & COMPONENTS — 0.2%

 Auto Parts & Equipment — 0.2%

 5,787

 Lear Corp.

 $

 242,475

 Total Automobiles & Components

 $

 242,475

 DIVERSIFIED FINANCIALS — 0.0%(g)

 Other Diversified Financial Services — 0.0%(g)

 731

 (j)

 BTA Bank JSC, (144A)

 $

 2,336

 Total Diversified Financials

 $

 2,336

 SOFTWARE & SERVICES — 0.0%

 Systems Software — 0.0%

 2,114

 (h)(i)(j)

 Perseus Holding Corp.

 $

 —

 Total Software & Services

 $

 —

 TOTAL COMMON STOCKS

 (Cost $890,345)

 $

 778,855

 CONVERTIBLE PREFERRED STOCK — 0.3% OF NET ASSETS

 DIVERSIFIED FINANCIALS — 0.3%

 Other Diversified Financial Services — 0.3%

 470

 Bank of America Corp., 7.25%

 $

 433,091

 Total Diversified Financials

 $

 433,091

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $382,900)

 $

 433,091

 PREFERRED STOCKS                                                                                                                                                                                                                                               — 0.5% OF NET ASSETS

 DIVERSIFIED FINANCIALS — 0.5%

 Other Diversified Financial Services — 0.5%

 35,675

 (f)

 GMAC Capital Trust I, 8.125%

 $

 776,330

 Total Diversified Financials

 $

 776,330

 SOFTWARE & SERVICES — 0.0%(g)

 Systems Software — 0.0%(g)

 1,110

 (h)(j)

 Perseus Holding Corp., 14.0% (144A)

 $

 38,295

 Total Software & Services

 $

 38,295

 TOTAL PREFERRED STOCKS

 (Cost $816,706)

 $

 814,625

 RIGHTS/WARRANTS — 0.0% OF NET ASSETS

 REAL ESTATE — 0.0%(g)

 Real Estate Development — 0.0%(g)

 750,000

 (h)(j)

 Neo-China Group Holdings, Ltd., Expires 7/22/12, (144A)

 $

 967

 Total Real Estate

 $

 967

 TOTAL RIGHTS/WARRANTS

 (Cost $17,012)

 $

 967

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENT                                                                                                                                                                                                      — 5.5% OF NET ASSETS

 Repurchase Agreements — 5.5%

 8,750,000

 JPMorgan, Inc., 0.22%, dated 1/31/12, repurchase price of $8,750,000 plus accrued interest on 2/1/12 collateralized by $8,925,043 Federal National Mortgage Association (ARM), 2.405-5.932%, 9/1/32-6/1/38

 $

 8,750,000

 TOTAL REPURCHASE AGREEMENTS

 (Cost $8,750,000)(k)

 $

 8,750,000

 TOTAL INVESTMENTS IN SECURITIES — 145.2%

 (Cost $236,861,176)

 $

 230,944,390

 OTHER ASSETS AND LIABILITIES — (45.2)%

 $

 (71,843,378)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS — 100.0%

 $

 159,101,012

 NR

 Security not rated by S&P or Moody's

 LC

 LC - Letter of Credit

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2012, the value of these securities amounted to $105,199,831 or 66.1% of total net assets applicable to common shareowners.

 *

Senior floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2012.

 (a)

 Floating rate note. The ratio shown is the coupon rate at January 31, 2012.

 (b)

 Security is in default and is non-income producing.

 (c)

 Payment-in-Kind (PIK) security which may pay interest in the form of additional principal.

 (d)

 Security is perpetual in nature and has no stated maturity date.

 (e)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2012.

 (f)

 Security is priced as a unit.

 (g)

 Amount rounds to less than 0.05%.

 (h)

Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $1,901,068. The aggregate fair value of $1,608,608 represents 1.0% of the total net assets applicable to common shareowners.

 (i)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (j)

 Non-income producing.

 (k)

 At January 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $237,597,067 was as follows:

 Aggregate gross unrealized gain in which there is an excess of value over tax cost

 $

 7,298,392

 Aggregate gross unrealized loss in which there is an excess of tax cost over value

 (13,951,069)

 Net unrealized gain

 $

 (6,652,677)

 For financial reporting purposes net unrealized loss on investments was $5,916,786 and cost of investments aggregated $236,861,176.

 Purchases and sales of securities (excluding temporary cash investments) for the period ended January 31, 2012 aggregated $39,924,654 and $36,921,077, respectively.

 Glossary of Terms:

 (ADR) American Depository Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 BRL

 - Brazilian Real

 EURO

 - Euro

 GBP

 - British Pound

 NOK

 - Norwegian Krone

Various inputs are used in determining the value of the Trust’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Trust’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset backed securities

$
—

$
2,101,242

$
—

$
2,101,242

 Collateralized mortgage obligations

—

1,265,019

—

1,265,019

 Commercial mortgage-backed securities

—

551,670

—

551,670

 Corporate bonds & notes

—

157,541,376

—

157,541,376

 Convertible bonds & notes (marine)

—

413,099

105,750

518,849

 Convertible bonds & notes (other industries)

—

4,653,050

—

4,653,050

 Sovereign debt obligations

—

1,122,244

—

1,122,244

 Senior floating rate loan interests

—

52,413,402

—

52,413,402

 Common stocks (diversified metals & mining)

—

—

244,923

244,923

 Common stocks (other industries)

531,596

2,336

—

533,932

 Convertible preferred stock

433,091

—

—

433,091

 Preferred stock

—

814,625

—

814,625

 Rights/Warrants

—

967

—

967

 Repurchase agreements

—

8,750,000

—

8,750,000

 Total

$
964,687

$
229,629,030

$
350,673

$
230,944,390

 Other Financial Instruments*

$
—

$
120,902

$
—

$
120,902

* Other financial instruments include foreign exchange contracts and net unrealized depreciation on unfunded corporate loans.

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance as

 of 4/30/11

 Realized

 gain (loss)

 Change in

 unrealized

 appreciation

 (depreciation)

 Net

 purchase

 (sales)

 Transfer in

 and out of

 Level 3*

 Balance as

 of 1/31/12

 Convertible bonds & notes (marine)

$
—

$
—

$
—

$
—

$
105,750

$
105,750

 Common stocks (diversified metals & mining)

256,056

—

(11,133
)

—

—

244,923

 Common stocks (steel)

105,430

142,377

11,614

(259,421
)

—

—

 Ending balance

$
361,486

$
142,377

$
481

$
(259,421
)

$
105,750

$
350,673

* Transfers are calculated on the beginning of period values.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at 1/31/2012: $(11,133).

As of January 31, 2012, the Trust had an unfunded loan commitment amounting to $44,554 (excluding unrealized depreciation on this commitment of $1,478 as of January 31, 2012), which could be extended at the option of the borrower, pursuant to the loan agreement:

 Borrower

 Par

 Cost

 Value

 Unrealized Loss

 National Specialty Hospitals, Inc., Delayed Draw Term Loan

$
44,554

$
43,805

$
42,327

$
(1,478
)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 30, 2012

* Print the name and title of each signing officer under his or her signature.